Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.556%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,356,715.45

Principal:
Principal Collections	$22,906,103.45
Prepayments in Full	$26,791,990.99
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$49,698,094.44
Collections	$53,054,809.89

Purchase Amounts:
Purchase Amounts Related to Principal	$673,365.54
Purchase Amounts Related to Interest	$2,187.31
Sub Total	$675,552.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,730,362.74

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,730,362.74
Servicing Fee	$936,933.22	$936,933.22	$0.00	$0.00	$52,793,429.52
Interest - Class A-1 Notes	$53,508.22	$53,508.22	$0.00	$0.00	$52,739,921.30
Interest - Class A-2a Notes	$165,938.61	$165,938.61	$0.00	$0.00	$52,573,982.69
Interest - Class A-2b Notes	$35,509.44	$35,509.44	$0.00	$0.00	$52,538,473.25
Interest - Class A-3 Notes	$270,250.00	$270,250.00	$0.00	$0.00	$52,268,223.25
Interest - Class A-4 Notes	$117,525.40	$117,525.40	$0.00	$0.00	$52,150,697.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,150,697.85
Interest - Class B Notes	$40,541.14	$40,541.14	$0.00	$0.00	$52,110,156.71
Second Priority Principal Payment	$26,968,640.18	$26,968,640.18	$0.00	$0.00	$25,141,516.53
Interest - Class C Notes	$30,379.42	$30,379.42	$0.00	$0.00	$25,111,137.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,111,137.11
Regular Principal Payment	$193,431,359.82	$25,111,137.11	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,730,362.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$26,968,640.18
Regular Principal Payment					$25,111,137.11
Total					$52,079,777.29
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$52,079,777.29	$236.30	$53,508.22	$0.24	$52,133,285.51	$236.54
Class A-2a Notes	$0.00	$0.00	$165,938.61	$0.61	$165,938.61	$0.61
Class A-2b Notes	$0.00	$0.00	$35,509.44	$0.36	$35,509.44	$0.36
Class A-3 Notes	$0.00	$0.00	$270,250.00	$0.90	$270,250.00	$0.90
Class A-4 Notes	$0.00	$0.00	$117,525.40	$1.11	$117,525.40	$1.11
Class B Notes	$0.00	$0.00	$40,541.14	$1.28	$40,541.14	$1.28
Class C Notes	$0.00	$0.00	$30,379.42	$1.44	$30,379.42	$1.44
Total	$52,079,777.29	$49.50	$713,652.23	$0.68	$52,793,429.52	$50.18

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$220,400,000.00	1.0000000	$168,320,222.71	0.7637034
Class A-2a Notes	$273,400,000.00	1.0000000	$273,400,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$1,052,130,000.00	1.0000000	$1,000,050,222.71	0.9505006

Pool Information
Weighted Average APR	3.533%	3.498%
Weighted Average Remaining Term	57.20	56.31
Number of Receivables Outstanding	46,836	45,480
Pool Balance	$1,124,319,859.88	$1,073,948,096.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,052,127,749.68	$1,004,121,359.82
Pool Factor	1.0000000	0.9551980

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$37,151,776.44
Yield Supplement Overcollateralization Amount	$69,826,736.79
Targeted Overcollateralization Amount	$101,356,913.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,897,873.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$303.29
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$303.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0003%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		81	$303.29
(Cumulative Recoveries)		0	$0.00
Cumulative Net Loss for All Collection Periods			$303.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3.74
Average Net Loss for Receivables that have experienced a Realized Loss			$3.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.38%	160	$4,126,873.08
61-90 Days Delinquent	0.00%	2	$47,623.68
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.39%	162	4,174,496.76

Repossession Inventory:
Repossessed in the Current Collection Period		2	$36,340.81
Total Repossessed Inventory		2	$36,340.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0044%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0044%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	1

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer